CREDIT FACILITIES (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		1 Months Ended											2 Months Ended	4 Months Ended	0 Months Ended
	Nov. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Feb. 29, 2012	Aug. 31, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2013	Feb. 28, 2011	Feb. 28, 2010	Aug. 30, 2009	Aug. 31, 2009	Apr. 30, 2013	Feb. 10, 2011	Aug. 10, 2011	Oct. 23, 2014	Jul. 09, 2014 item	Sep. 23, 2014	Nov. 19, 2013	Sep. 30, 2009	Dec. 31, 2008	Jul. 31, 2008	Dec. 06, 2011	Mar. 26, 2011	Mar. 01, 2011	Nov. 28, 2011	May 31, 2013	May 31, 2012	Mar. 30, 2012	May 26, 2014	May 30, 2012	Mar. 26, 2013	Mar. 01, 2013	Mar. 01, 2012	Dec. 31, 2009	Aug. 03, 2009	Apr. 18, 2013	Apr. 05, 2013	Dec. 31, 2011	Mar. 10, 2011	Nov. 10, 2010	Jan. 06, 2009
Line of Credit Facility [Line Items]
Notes payable		$ 4,908,339		$ 4,908,339		$ 7,295,685	$ 21,161,332																$ 4,908,339
Gain on Debt Refinance						6,708,385
Derivative Liability		5,200,000		5,200,000		1,933,500																	5,200,000	1,883,109
Number of shares called by warrants						20,000,000																		20,000,000	2,100,000		2,100,000
Warrant, exercise price		$ 0.05		$ 0.05		$ 0.05	$ 0.50																	$ 0.05
Warrant term	7 years					7 years
Debt Discount Amortization		47,152		47,152			20,017
Market price per share																										$ 1.01
Debt discount outstanding		111,348		111,348																			111,348
Maximum [Member]
Line of Credit Facility [Line Items]
Warrant, exercise price																									2.00		2.00
Minimum [Member]
Line of Credit Facility [Line Items]
Warrant, exercise price																									0.10		0.10
Promissory Note One [Member]
Line of Credit Facility [Line Items]
Interest rate per annum		12.00%		12.00%
Fixed interest rate																														12.00%
Notes payable		142,000		142,000		142,000																								100,000
Maturity date				Dec. 06, 2014
Debt issued																												100,000	142,000
Promissory Note Two [Member]
Line of Credit Facility [Line Items]
Interest rate per annum		12.00%		12.00%
Fixed interest rate						12.00%
Notes payable		100,000		100,000		142,000	142,000																						142,000
Maturity date				Dec. 28, 2014		Dec. 06, 2014
Debt issued																															100,000
Promissory Note Three [Member]
Line of Credit Facility [Line Items]
Interest rate per annum		12.00%		12.00%
Fixed interest rate						12.00%
Notes payable		320,000		320,000		100,000	100,000																								100,000
Maturity date				Feb. 25, 2015		Dec. 28, 2014
Debt issued								220,000				320,000	320,000
Promissory Note Four [Member]
Line of Credit Facility [Line Items]
Interest rate per annum		12.00%		12.00%
Fixed interest rate						12.00%
Notes payable		150,000		150,000		320,000																												220,000
Maturity date				May 15, 2015		Feb. 25, 2014
Debt issued																																150,000	250,000
Promissory Note Five [Member]
Line of Credit Facility [Line Items]
Interest rate per annum		12.00%		12.00%
Fixed interest rate						12.00%
Notes payable		70,000		70,000		150,000																														250,000
Maturity date				Jun. 15, 2015		May 15, 2014
Debt issued																																			70,000
Convertible Debt [Member]
Line of Credit Facility [Line Items]
Fixed interest rate										8.00%
Conversion price									$ 0.0525	$ 0.00009
Repayment of debt								90,003
Conversion price, percentage of the average trading price										61.00%
Convertible note payable										68,000
Debt Discount Amortization										43,475
Amount of debt converted									10,000
Shares issued for notes payable conversion									190,476
Moody Bank [Member]
Line of Credit Facility [Line Items]
Revolving credit agreement amount														2,500,000	2,500,000																									2,500,000	10,000,000
Basis spread																1.00%	1.00%
Interest rate floor																6.00%	6.00%
Interest rate per annum														6.75%	6.50%
Debt to tangible net worth ratio																																								2.5
Amount of credit facility outstanding						783,049	1,385,885																														1,290,463	1,290,463	1,822,767	1,679,319
Renewal period, days																																								60
Additional amount borrowed																																								820,681
Number of monthly payments														11	11
Monthly payment								57,500			60,621	62,500	62,500	45,060	37,817
Maturity date											Feb. 01, 2015
Debt payments start date											Apr. 01, 2014
Comerica Bank [Member]
Line of Credit Facility [Line Items]
Revolving credit agreement amount																																										12,000,000	500,000		33,000,000	33,000,000	33,000,000
Basis spread								3.50%
Interest rate floor								6.00%
Interest rate per annum																																		6.75%
Amount of credit facility outstanding																																													22,648,222	23,704,253
Monthly payment								275,000
Monthly principal payment																		175,000	110,000	160,000
Notes payable							19,063,447																	18,135,374										20,372,657
Repayment of debt	18,135,374
Gain on Debt Refinance	6,708,385
Extension fees																																		210,000
Pre-payment right amount																																												17,500,000
MNH Holdings [Member]
Line of Credit Facility [Line Items]
Basis spread				4.75%		4.75%
Interest rate ceiling				8.00%
Interest rate per annum						8.00%
Number of monthly payments		18		18		18
Monthly principal payment				258,333		258,333
Notes payable						9,300,000																		9,300,000
Maturity date				Nov. 19, 2015		Nov. 19, 2015
Debt payments start date				May 12, 2014
Number of warrants exercised																					100,000
Number of warrants cancelled																					15,744
Total exercise price of warrants																					5,000
Shares issued for warrants exercised																					84,256
Gain on Debt Refinance	6,708,385
Attorney fees	243,880
Price of the put option on the warrants	2,000,000			2,000,000
Derivative Liability																								1,883,109
Warrant, exercise price	0.10																							$ 0.10
Transaction fee																								418,500
Penalty rate on default				6.00%		6.00%
Interest Payable, Current		53,967		53,967		48,825
Prepayment Penalty						10.00%
KBM Worldwide, Inc. Convertible Note [Member]
Line of Credit Facility [Line Items]
Fixed interest rate																						8.00%
Maturity date																						Apr. 15, 2015
Conversion price																						$ 0.061
Debt issued																						158,500
Convertible note payable		158,500		158,500
Debt Discount Amortization				47,152
Amount of debt converted																						158,500
Interest rate upon default																						22.00%
Period until note becomes convertible																						180 days
Percent multiplied by average of three lowest trading prices																						61.00%
Number of trading days																						10
Discount																						39.00%
Maximum ownership percentage																						4.99%
Market price per share																						$ 0.27
Debt discount outstanding		$ 111,348		$ 111,348
KBM Worldwide, Inc. Convertible Note [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Prepayment amount percentage																						135.00%
KBM Worldwide, Inc. Convertible Note [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Conversion price																						$ 0.00005
Prepayment amount percentage																						110.00%